Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Net Stable Funding Ratio	139.00%	135.00%
Parent Company
Disclosure of credit risk exposure
Capital requirements	kr 19,925	kr 19,450
Total liquid assets	56,100	49,000
Net liquidity outflows	10,100	10,100
Liquidity outflows	21,200	22,100
Liquidity inflows	kr 12,200	kr 13,300
Liquidity Coverage Ratio	695.00%	604.00%
Available stable funding	kr 245,900	kr 242,600
Requiring stable funding	kr 176,400	kr 179,700
Net Stable Funding Ratio	139.00%	135.00%
Parent Company | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 9,354	kr 10,478
Parent Company | Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	6,038	6,121
Parent Company | Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	225	203
Parent Company | Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,247	1,140
Parent Company | Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	234	183
Parent Company | Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 1,610	kr 2,831